Supplemental cash flow information - Summary of Components of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Supplementary Cash Flow Information [Abstract]
Cash and demand deposits	¥ 1,824,912	¥ 902,036	¥ 1,034,265
Time deposits with original maturities of three months or less	72,270	635,848	369,428
Money market funds	71,554	249,098	108,830
Call loans	80,900	0	0
Total	¥ 2,049,636	¥ 1,786,982	¥ 1,512,523	¥ 1,512,523